Employee benefit - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,470	€ 2,441
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,118	2,064
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 352	€ 377